Condensed consolidated statement of profit or loss and other comprehensive income (unaudited) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue	$ 1,592	$ 1,317
Cost of revenue	(914)	(781)
Other income	17	6
Sales and marketing expenses	(171)	(150)
General and administrative expenses	(232)	(257)
Research and development expenses	(235)	(220)
Net impairment losses on financial assets	(66)	(40)
Other expenses	(2)	(2)
Restructuring costs	(3)	(4)
Operating loss	(14)	(131)
Finance income	113	90
Finance costs	(17)	(83)
Net change in fair value of financial assets and liabilities	(17)	(25)
Net finance income/ (costs)	79	(18)
Share of profit/ (loss) of equity-accounted investees (net of tax)	2	(4)
Profit/ (loss) before income tax	67	(153)
Income tax expense	(37)	(31)
Profit/ (loss) for the period	30	(184)
Items that will not be reclassified to profit or loss:
Investments and put liabilities at FVOCI – net change in fair value	(2)
Items that are or may be reclassified subsequently to profit or loss:
Foreign currency translation differences – foreign operations	91	(32)
Other comprehensive income/ (loss) for the period, net of tax	89	(32)
Total comprehensive income/ (loss) for the period	119	(216)
Profit/ (loss) attributable to:
Owners of the Company	59	(157)
Non-controlling interests	(29)	(27)
Profit/ (loss) for the period	30	(184)
Total comprehensive income/ (loss) attributable to:
Owners of the Company	136	(185)
Non-controlling interests	(17)	(31)
Total comprehensive income/ (loss) for the period	$ 119	$ (216)
Earnings/ (loss) per share
Basic earnings/(loss) per share (in USD per share)	$ 0.01	$ (0.04)
Diluted earnings/(loss) per share (in USD per share)	$ 0.01	$ (0.04)